STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF ASSUMPTIONS USED TO CALCULATE FAIR VALUE OF WARRANTS

	September 30, 2024		December 31, 2023
	Unmodified Warrants	Modified Warrants
Dividend yield	—%	—%	—%
Volatility	114.2%	104.0%	105.1%
Risk-free interest rate	3.56%	3.55%	3.93%
Expected lives (years)	2.89	4.33	3.64
Weighted average fair value	$0.165	$0.393	$2.064

	December 31, 2023	December 31, 2022
Dividend yield	-%	-%
Volatility	105.1%	96.8%
Risk-free interest rate	3.93%	3.99%
Expected lives (years)	3.64	4.64
Weighted average fair value	$2.064	$2.850

SCHEDULE OF WARRANTS OUTSTANDING

The following table is a summary of the Company’s warrants outstanding and exercisable as of September 30, 2024.

			Exercise Price	Number of Warrants Outstanding and Common Stock Underlying Warrants
	Issuance Date	Expiration Date	per Share	September 30, 2024	December 31, 2023
Unmodified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$13.20	433,321	799,985
Modified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$4.13	55,553	-
January 2024 Purchase Warrants(2)	January 26, 2024	July 26, 2029	$4.13	171,000	-
July 2024 Purchase Warrants(2)	July 9, 2024	July 9, 2027	$2.25	1,248,527	-
August 2024 Purchase Warrants(2)	August 1, 2024	August 1, 2029	$1.36	2,566,667	-
				4,475,068	799,985

Warrants outstanding as of December 31, 2023 and 2022 were as follows:

		Exercise Price	Number of Shares Outstanding under Warrant
Issuance Date	Expiration Date	per Share	December 31, 2023	December 31, 2022
August 25, 2022	August 25, 2027	$13.20	799,985	799,985
			799,985	799,985

SUMMARY OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the 2010 Plan during the nine months ended September 30, 2024.

Options outstanding at December 31, 2023	245,154
Options forfeited or expired	(199,794)
Options outstanding at September 30, 2024	45,360

The activity related to shares available for grant under the 2010 Plan and the 2019 Plan for the years ended December 31, 2023 and 2022 was as follows:

	2010 Stock Option Plan	2019 Stock Option Plan	Total
Shares available at December 31, 2021	-	248,613	248,613
Options forfeited	2,650	198,625	201,275
Options granted	-	(174,175)	(174,175)
Restricted stock units forfeited	-	346	346
Restricted stock units granted	-	(29,223)	(29,223)
Shares expired	(2,650)	(5,754)	(8,404)
Shares available at December 31, 2022	-	238,432	238,432
Shares added to the plan	-	333,333	333,333
Options forfeited	41,950	250,859	292,809
Options granted	-	(397,503)	(397,503)
Restricted stock units forfeited	-	-	-
Restricted stock units granted	-	(259,161)	(259,161)
Shares expired	(41,950)	(99)	(42,049)
Shares available at December 31, 2023	-	165,861	165,861

SUMMARY OF RSU ACTIVITY

The following table summarizes RSU activity for the 2019 Plan during the nine months ended September 30, 2024.

RSUs outstanding at December 31, 2023	59,463
RSUs granted	273,951
RSUs vested and issued	(149,387)
RSUs forfeited or expired	(30,277)
RSUs vested and unissued at September 30, 2024	153,750

SCHEDULE OF ALLOCATION OF NON-CASH STOCK BASED COMPENSATION EXPENSE BY FUNCTIONAL AREA

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2024	2023	2024	2023
Cost of revenue	$6	$7	$32	$26
Research and development	$46	$65	136	$224
Sales and marketing	$95	$(105)	139	$19
General and administrative	$232	$451	556	$1,033
Total	$379	$418	$863	$1,302

The non-cash stock-based compensation expense included in cost of revenue and operating expenses by functional area for the years ended December 31, 2023 and 2022 was as follows:

	Year Ended
	December 31,
(in thousands)	2023	2022
Cost of revenue	$33	$76
Research and development	325	177
Sales and marketing	47	354
General and administrative	1,319	1,807
Total	$1,724	$2,414

Stock Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SUMMARY OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the 2019 Plan during the nine months ended September 30, 2024.

Options outstanding at December 31, 2023	514,768
Options granted	514,974
Options forfeited or expired	(235,652)
Options outstanding at September 30, 2024	794,090